Business Combination (Details) - Schedule of Intangible Assets Acquired $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Intangible Assets Acquired [Line Items]
Total intangible asset	$ 43,100
Trademarks [Member]
Schedule of Intangible Assets Acquired [Line Items]
Total intangible asset	5,700
Developed technology [Member]
Schedule of Intangible Assets Acquired [Line Items]
Total intangible asset	12,700
Customer relationships [Member]
Schedule of Intangible Assets Acquired [Line Items]
Total intangible asset	$ 24,700